Borrowings - Lease liabilities rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	$ 5,138	$ 3,906
Additions and modifications, current	2,783	5,584
Payments, current	(6,279)	(8,666)
Reclassifications, current	2,461	4,944
Effect of translation, current	(385)	(630)
Current lease liabilities at end of period	3,718	5,138	$ 3,906
Non-current lease liabilities at beginning of period	8,709	8,631
Additions and modifications, non-current	(2,698)	6,881
Reclassifications, non-current	(2,461)	(4,944)
Effect of translation, non-current	(1,193)	(1,859)
Non-current lease liabilities at end of period	2,357	8,709	8,631
Lease liabilities, beginning of period	13,847	12,537
Additions and modifications, total	85	12,465
Payments, total	(6,279)	(8,666)	(6,615)
Effect of translation, total	(1,578)	(2,489)
Lease liabilities, end of period	6,075	13,847	12,537
Accrued interest	$ 1,074	$ 1,710	$ 1,527